CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 2,576,677	$ 3,444,421
Total current assets	171,199,812	155,293,023
TOTAL ASSETS	177,643,037	162,245,911
Current Liabilities
Other payables and accrued liabilities	3,875,529	3,980,565
Due to shareholder	0	1,695,259
Due to related parties	2,297,639	0
Total Current Liabilities	41,000,489	42,182,852
TOTAL LIABILITIES	47,097,942	42,182,852
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2019 and 2018	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	9,043,010	7,764,813
Retained earnings	78,484,535	68,673,562
Accumulated other comprehensive income/(loss)	(5,789,815)	(4,044,969)
Treasury stock, at cost: 208,890 shares as of December 31, 2019 and 2018	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	115,717,032	106,372,708
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	177,643,037	162,245,911
Ossen Innovation Co., Ltd [Member] | Reportable Legal Entities [Member]
Current Assets
Cash	103,628	4,796
Due from related parties	32,236	0
Total current assets	135,864	4,796
Investments in subsidiaries	118,070,724	108,509,080
TOTAL ASSETS	118,206,588	108,513,876
Current Liabilities
Other payables and accrued liabilities	191,917	205,000
Due to shareholder	0	1,663,022
Due to related parties	2,297,639	0
Total Current Liabilities	2,489,556	1,868,022
TOTAL LIABILITIES	2,489,556	1,868,022
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2019 and 2018	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	9,043,010	7,764,813
Retained earnings	78,484,535	68,959,065
Accumulated other comprehensive income/(loss)	(5,789,815)	(4,057,326)
Treasury stock, at cost: 208,890 shares as of December 31, 2019 and 2018	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	115,717,032	106,645,854
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 118,206,588	$ 108,513,876